Statement of Operations	1 Months Ended
Oct. 15, 2020 USD ($) $ / shares shares
Income Statement [Abstract]
General and administrative expenses	$ 1,145
Net loss	$ (1,145)
Weighted average shares outstanding, basic and diluted (1) | shares	1,250,000 [1]
Basic and diluted net loss per share | $ / shares	$ (0.00)

[1]	This number excludes an aggregate of up to 187,500 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.